Share-based Compensation and Stock Plans - Subsequent Events (Details) (USD $)	3 Months Ended	9 Months Ended			12 Months Ended					0 Months Ended		0 Months Ended
	Feb. 28, 2013	Feb. 28, 2013 management_dividend_award	May 31, 2012	May 31, 2011	May 31, 2012 Subsequent events [Member] management_dividend_award	Jul. 31, 2012 Stock options [Member]	Jul. 30, 2012 Stock options [Member]	Jul. 31, 2012 Stock options [Member] Subsequent events [Member]	Jul. 30, 2012 Stock options [Member] Subsequent events [Member]	Jul. 31, 2012 Restricted stock units [Member]	Jul. 30, 2012 Restricted stock units [Member]	Jul. 31, 2012 Restricted stock units [Member] Subsequent events [Member]	Jul. 30, 2012 Restricted stock units [Member] Subsequent events [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase of aggregate shares of common stock							29,532,500		29,532,500		3,665,000		3,665,000
Stock based compensation, new options granted						29,821,500		29,532,500
Stock based compensation, restricted stock units granted										10,795,000		10,795,000
Exercise price for stock options decreased to current fair value	$ 7.88	$ 7.88			$ 7.88
Vesting schedule in excess of original vesting schedule		2 years			2 years
Management dividend awards vested per each restricted stock unit		1			1
Common stock, par value	$ 0	$ 0	$ 0	$ 0	$ 0.01
Maximum number of shares of common stock	14,000,000	14,000,000			14,000,000